Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate	$ 34,066	$ 34,803
Variable Rate	35,254	43,053
Total	69,320	77,856
Government Loans [Member]
Fixed Rate	4,941	4,941
Variable Rate	0	0
Total	4,941	4,941
Unsecured Consumer Overdrafts [Member]
Fixed Rate	10,812	10,828
Variable Rate	0	0
Total	10,812	10,828
Real Estate [Member]
Fixed Rate	15,979	16,510
Variable Rate	8,581	18,730
Total	24,560	35,240
Commercial Loan [Member]
Fixed Rate	2,334	2,524
Variable Rate	26,673	24,319
Total	29,007	26,843
Consumer Loan [Member]
Fixed Rate	0	0
Variable Rate	0	4
Total	$ 0	$ 4